STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended		132 Months Ended	135 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Mar. 31, 2012
Income:
Grant income	$ 52,649	$ 30,000	$ 86,323	$ 96,362	$ 217,824	$ 270,473
Sales		3,000	3,000	9,697	40,797	40,797
License fee					25,000	25,000
Total income	52,649	33,000	89,323	106,059	283,621	336,270
Expenses:
Research and development	133,481	65,003	942,240	469,408	4,158,240	4,291,721
General and administrative	294,994	296,252	1,430,365	1,084,419	12,111,659	12,406,653
Interest	1,881	28,353	37,187	75,969	434,842	436,723
Total expenses	430,356	389,608	2,409,792	1,629,796	16,704,741	17,135,097
Net loss	$ (377,707)	$ (356,608)	$ (2,320,469)	$ (1,523,737)	$ (16,421,120)	$ (16,798,827)
Loss per share:
Basic and diluted	$ (0.0107)	$ (0.0140)	$ (0.002)	$ (0.003)
Weighted average shares outstanding, Basic and diluted	35,409,004	25,418,470	1,086,576,438	532,386,253